Restructuring, Acquisition and Integration Related Charges	12 Months Ended
Dec. 31, 2011
Restructuring, Acquisition and Integration Related Charges

Note 20 – Restructuring, Acquisition and Integration Related Charges

Charges totaling $91.6 million ($59.8 million on an after tax basis) were recorded in the year ended December 31, 2011 in connection with restructuring, acquisition and integration related activities. No similar charges were recorded in 2010 or 2009. Restructuring charges include severance expense, consulting expense, charges related to software write-offs, and reductions in office space. Acquisition and integration charges relate to expense incurred in connection with the acquisition and integration of the fund administration, investment operations outsourcing, and custody business of the Bank of Ireland Securities Services, now known as Northern Trust Securities Services (Ireland) Limited, and of Omnium LLC, now known as Northern Trust Hedge Fund Services LLC. The following table details the amounts and associated expense categories of the charges recorded.

(In Millions)	YEAR ENDED DECEMBER 31, 2011
Compensation	$50.2
Employee Benefits	4.3
Outside Services	16.8
Equipment and Software	10.9
Occupancy	6.4
Other Operating Expense	3.0

Total Charges	$91.6